SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2017
Cash Flow Statement [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
25. SUPPLEMENTAL CASH FLOW INFORMATION

As at December 31, 2017, the Company’s cash balance of $231,596 (December 31, 2016 – $234,898) was held in full at major Canadian and Australian banks in deposit accounts.

Supplemental information to the statements of cash flows is as follows:

	Year ended December 31, 2017	Year ended December 31, 2016
Change in non-cash working capital
Decrease (increase) in accounts receivable	($7,468)	$1,372
Decrease (increase) in inventory	6,291	9,589
Decrease (increase) in prepaid expenses and current assets	(3,740)	(2,286)
Decrease (increase) in accounts payable and accrued liabilities	9,276	28,679
	$4,359	$37,354

Investing and financing non-cash transactions
Plant and equipment acquired financed through finance lease	$24,963	$15,864